INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
As of March 31, 2020, and December 31, 2019, the Company recorded the following inventory balances:

	March 31, 2020	December 31, 2019
Raw Materials	$66,763	$44,333
Work in Process	-	55,502
Finished Goods	95,520	1,552
Total Inventory, net	$162,283	$101,387

The Company had inventory in the following amounts:

	December 31, 2019	December 31, 2018
Raw Materials	44,333	-
Work in Process	$55,502	$30,689
Finished Goods	1,552	12,824
Total Inventory	$101,387	$43,513